Leases - Schedule of Components of Operating Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Lease Cost:
Operating lease cost	$ 0	$ 62
Variable operating lease cost	62	53
Short-term operating lease cost	411	355
Total operating lease cost	$ 473	$ 470